Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
Note 1.	Significant Accounting Policies

Nature of activities:  North Central Bancshares, Inc. (the Company), an Iowa corporation, owns 100% of the outstanding stock of First Federal Savings Bank of Iowa (the Bank), which conducts its operations from its main office located in Fort Dodge, Iowa, and ten branch offices located in Fort Dodge, Nevada, Ames, Perry, Ankeny, Clive, West Des Moines, Burlington and Mt. Pleasant, Iowa.

Effective June 29, 2011, the Bank received regulatory approval from the Iowa Division of Banking and completed its conversion to a state-chartered commercial bank from a federally-chartered stock savings bank.  In connection with the conversion of the Bank, the Company also received approval from the Board of Governors of the Federal Reserve System and completed a reorganization to a bank holding company from a savings and loan holding company.

The Bank competes with other financial institutions and non-financial institutions providing similar financial products.  Although the loan activity of the Bank is diversified with commercial loans, real estate loans, automobile, installment and other consumer loans, the Bank's credit is concentrated in real estate loans.

Principles of consolidation:  The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary, the Bank, and the Bank's wholly-owned subsidiaries, First Federal Investment Services, Inc. (which sells insurance, annuity products and mutual funds), First Iowa Title Services, Inc. (which provides real estate abstracting services) and Northridge Apartments Limited Partnership and Northridge Apartments Limited Partnership II (which own multifamily apartment buildings).  All significant intercompany balances and transactions have been eliminated in consolidation.

Accounting estimates and assumptions:  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, fair value of securities available-for-sale and related other-than-temporary impairments, fair value of foreclosed real estate, and fair value of financial instruments.

Revenue recognition:  Interest income is recognized on the accrual method based on the respective outstanding balances.  Other revenue is recognized at the time the service is provided or transaction occurs.

Cash and cash equivalents and cash flows:  For purposes of the consolidated statements of cash flows, cash and cash equivalents includes cash and balances due from banks.  Cash flows from loans, deposits and short-term borrowings are reported net.

Investments in certificates of deposit:  Investments in certificates of deposit mature within twenty-four months and are carried at cost.

Securities available-for-sale:  Securities classified as available-for-sale are those debt and equity securities the Company intends to hold for an indefinite period of time, but not necessarily to maturity.  Any decision to sell a security classified as available-for-sale would be based on various factors, including significant movements in interest rates, changes in the maturity mix of the Company's assets and liabilities, liquidity needs, regulatory capital considerations and other similar factors.

Securities available-for-sale are reported at fair value with unrealized gains or losses reported as a separate component of other comprehensive income, net of the related deferred tax effect.  Amortization of premiums and accretion of discounts, computed by the interest method over their estimated lives, are recognized in interest income.

Realized gains or losses, determined on the basis of the amortized cost of specific securities sold, are included in earnings.

Declines in the fair value of available-for-sale securities below their cost that are deemed to be other-than-temporary are reflected in earnings as realized losses.  In estimating other-than-temporary impairment losses, management considers (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the lack of intent of the Company to sell the security or whether it is more-likely-than-not that the Company will be required to sell the security before its anticipated recovery.

Restricted equity securities:  The Bank, as a member of the Federal Reserve Bank and the Federal Home Loan Bank (“FHLB”), is required to maintain investments in each of the organization's capital stock.  The stock is carried at cost.  No ready market exists for these restricted equity securities, and they have no quoted market values.  Restricted equity securities are periodically reviewed for impairment based on ultimate recovery of par value.  There have been no other-than-temporary write-downs recorded on these securities.

Loans held for sale:  Residential real estate loans, which are originated and intended for resale in the secondary market in the foreseeable future, are classified as held-for-sale.  These loans are carried at the lower of cost or estimated market value in the aggregate.  As assets specifically acquired for resale, the origination of, disposition of, and gain/loss on these loans are classified as operating activities in the statement of cash flows.

Loans receivable, net:  Loans that management has the intent and ability to hold for the foreseeable future, or until payoff or maturity occurs, are classified as held for investment.  These loans are stated at the amount of unpaid principal adjusted for charge-offs, the allowance for estimated losses on loans, any unamortized net deferred fees and/or costs on originated loans and net unearned premiums (discounts), with interest income recognized on the interest method based upon those outstanding loan balances.  Loan origination fees net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method.  Premiums (discounts) on first mortgage loans purchased are amortized to income using the interest method over the remaining period to contractual maturity, adjusted for anticipated prepayments.  As assets are held for and used in the production of services, the origination and collection of these loans are classified as investing activities in the statement of cash flows.

Loans are placed on nonaccrual status when the full and timely collection of interest and principal becomes uncertain, or when the loan becomes 90 days past due (unless the loan is both well-secured and in the process of collection).  When a loan is placed on nonaccrual status, the accrued unpaid interest receivable is reversed against interest income.  Income is subsequently recognized on a cash or cost recovery basis until, in management's judgment, the borrower's ability to make periodic interest and principal payments is no longer in doubt.  Generally, a loan is returned to accrual status when (a) all delinquent interest and principal payments become current under the terms of the loan agreement or (b) the loan is both well-secured and in the process of collection and collectability is no longer doubtful.

The allowance for loan losses is an amount that management believes will be adequate to absorb probable losses on existing loans that may become uncollectible.  A disciplined process and methodology are used to establish the allowance for loan losses.  While the methodology attributes portions of the allowance to specific portfolios, the entire allowance for loan losses is available to absorb credit losses in the total loan portfolio.  To determine the total allowance for loan losses, a reserve is estimated for each component of the portfolio, including loans analyzed individually and loans analyzed on a pooled basis.  The allowance for loan losses consists of amounts applicable to: (1) the commercial real estate portfolio, (2) the residential real estate portfolio, and (3) the consumer portfolio.  This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as updated information becomes available.

To determine the residential real estate and consumer portfolio components of the allowance, loans are pooled by portfolio and losses are estimated using historical loss experience and management's evaluation of the impact of risks associated with trends in delinquencies, concentrations of credit and regional and macro economic factors.  An individual impairment assessment is performed for residential real estate and consumer loans whose terms have been modified in a troubled debt restructuring (TDR).  These loans are excluded from the pooled analysis.

The component of the allowance for the non-impaired commercial portfolio is estimated through the application of loss factors to loans grouped as nonresidential, multifamily and construction and development.  Loss factors are derived from historical loss experience, trends in delinquencies, concentrations of credit and regional and macro economic factors.  The commercial component of the allowance also includes an amount for the estimated impairment in individually identified impaired loans and commercial loans whose terms have been modified in a TDR.

For loans that are classified as impaired, including those loans modified in a TDR, a specific allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan.  The general component covers non-impaired loans and is based on historical loss experience adjusted for qualitative and environmental factors.

A loan is considered impaired when, based on current information and events, it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Management evaluates loans for indicators of impairment upon substandard classification.  Impaired loans are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the loan's observable market price or the fair value of the collateral if the loan is collateral dependent.  The amount of impairment, if any and any subsequent changes are included in the allowance for loan losses.

Reflected in all components of the allowance for loan losses is an amount for imprecision or uncertainty, which represents management's judgment of risks inherent in the process and assumptions used in establishing the allowance.  This imprecision considers economic environmental factors and other subjective factors.

Loans are generally charged off, fully or partially, when management judges the asset to be uncollectible or repayment is deemed to extend beyond a reasonable time frame.

Transfers of financial assets:  Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Residential mortgage loans sold to investors in the secondary market are sold with varying recourse provisions.  Essentially, all loan sales agreements require the repurchase of a mortgage loan by the seller in situations such as, breach of representation, warranty, or covenant, untimely document delivery, false or misleading statements, failure to obtain certain certificates or insurance, unmarketability, etc.  Certain loan sales agreements contain repurchase requirements based on payment-related defects that are defined in terms of the number of days/months since the purchase, the sequence number of the payment and/or the number of days of payment delinquency.  In the opinion of management, the risk of recourse and the subsequent requirement of loan repurchase is not significant, and accordingly no liabilities have been established related to such.

Foreclosed real estate:  Real estate properties acquired through loan foreclosure are initially recorded at fair value less estimated selling costs at the date of foreclosure.  Costs relating to development and improvement of property are capitalized, whereas costs relating to the holding of property are expensed.  Valuations are periodically performed by management, and an allowance for losses is established by a charge to noninterest expense if the carrying value of a property exceeds its fair value less estimated selling costs.

Premises and equipment:  Premises and equipment are stated at cost, net of accumulated depreciation.  Depreciation is computed primarily by straight-line and double-declining balance methods over the following estimated useful lives:

Years

Building and improvements	5 - 50
Automobiles, furniture and equipment	3 - 20

Rental real estate:  Rental real estate is comprised of two low-income housing, multifamily apartment buildings and equipment which are stated at cost, net of accumulated depreciation of approximately $1,951,000 and $1,819,000 for the years ended December 31, 2011 and 2010, respectively.  Depreciation is computed primarily by the straight-line and double-declining balance methods over the estimated useful lives of the assets.  Useful lives are the same as used for premises and equipment.

Title plant:  Title plant is an intangible asset that represents the value paid for the land tract files, plat books, indexes, and real estate records used in the abstracting services performed by First Iowa Title Services, Inc., a wholly-owned subsidiary of the Bank.  Title plant is carried at cost and is not depreciated.  Costs incurred to maintain and update the title plant are expensed as incurred.  Title plant is subject to an impairment test on an annual basis or more often if conditions indicate a possible impairment.  The Company determined in 2011 that title plant was impaired in the amount of $196,000, which is included in other noninterest expenses.  There was no impairment in 2010 or 2009.

Bank-owned life insurance:  The carrying amount of bank-owned life insurance consists of the initial premium paid plus increases in cash value less the carrying amount associated with any death benefit received.  Death benefits paid in excess of the applicable carrying amount are recognized as income, which is exempt from income taxes.

Income taxes:  Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their income tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

When tax returns are filed, it is highly certain that some positions taken will be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained.  The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any.  The evaluation of a tax position taken is considered by itself and not offset or aggregated with other positions.  Tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of tax benefit that is more than 50 percent likely to be realized upon settlement with the applicable taxing authority.  Interest and penalties related to income taxes are recorded as miscellaneous expense in the statements of income.

Comprehensive income:  Accounting principles generally require that recognized revenue, expenses, gains and losses be included in net income.  Although certain changes in assets and liabilities, such as unrealized gains and losses on available-for-sale securities, are reported as a separate component of the equity section of the balance sheet, such items, along with net income, are components of comprehensive income.

Earnings per common share:  Basic earnings per common share represents income or loss available to common stockholders divided by the weighted average number of common shares outstanding during the periods presented.  The earnings per common share amounts - assuming dilution was computed using the weighted average number of shares outstanding during the periods presented, adjusted for the effect of dilutive potential common shares outstanding, which consists of stock options, restricted stock and common stock warrants.

Operating segments:  The Company uses the “management approach” for reporting information about segments in annual and interim financial statements.  The management approach is based on the way the chief operating decision maker organizes segments within a company for making operating decisions and assessing performance.  Reportable segments are based on products and services, geography, legal structure, management structure and any other manner in which management disaggregates a company.  Based on the management approach model, the Company has determined that its business is comprised of one reporting segment.  The Company operates primarily in the banking industry, which accounts for the majority of its revenues, operating income and assets.  All other segments were considered minor and classified as other, with operations consisting of real estate abstracting services, insurance and investment services, and ownership of low-income housing tax credit apartment complexes.  The primary source of income for the Company is interest from the origination or purchase of residential real estate, commercial real estate, and consumer loans.  The Company accepts deposits from customers in the normal course of business primarily in north central, central and southeastern Iowa.

Stock compensation:  Compensation expense for stock-based awards is recorded over the vesting period at the fair value of the award at the time of grant.  The exercise price of options granted under the Company's incentive plans is equal to the fair market value of the underlying stock at the grant date.  The Company assumes no projected forfeitures on its stock-based compensation, since actual historical pre-vesting forfeiture rates on its stock-based incentive awards have been negligible.

Recent accounting pronouncements:  In January 2010, the FASB issued ASU 2010-06, Improving Disclosures About Fair Value Measurements, which amends ASC 820-10 to require new disclosures about transfers in and out of Level 1 and Level 2 fair value measurements and the roll forward activity in Level 3 fair value measurements.  ASU 2010-06 also clarifies existing disclosure requirements regarding the level of disaggregation of each class of assets and liabilities within a line item in the statement of financial condition and clarifies that a reporting entity should provide disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 fair value measurements.  The new disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures about the roll forward of activity in Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.  The Company's adoption of this guidance did not have an impact on its financial condition or results of operations.

In July 2010, the FASB issued ASU 2010-20, Disclosures about Credit Quality of Financing Receivables and the Allowance for Credit Losses, which amends ASC 310, Receivables, by requiring more robust and disaggregated disclosures about the credit quality of an entity's financing receivables and its allowance for credit losses.  The objective of enhancing these disclosures is to improve a financial statement user's understanding of (1) the nature of an entity's credit risk associated with its financing receivables and (2) the entity's assessment of that risk in estimating its allowance for credit losses as well as changes in the allowance and the reasons for those changes.  The new and amended disclosures that relate to information as of the end of a reporting period are effective for the first interim or annual reporting periods ending on or after December 15, 2010, which for the Company was the annual reporting period ending December 31, 2010.  However, the disclosures that include information for activity that occurs during a reporting period are effective for the first interim or annual periods beginning after December 15, 2010, which for the Company was the quarterly period beginning January 1, 2011.  Those disclosures include the activity in the allowance for credit losses for each period. In January 2011, the FASB temporarily delayed the effective date of the disclosures required for TDR loans for public companies.  Since the provisions of ASU 2010-20 are disclosure related, the Company's adoption of this guidance did not have an impact on its financial statements.

In April 2011, the FASB issued ASU 2011-02, A Creditor's Determination of Whether a Restructuring is a Troubled Debt Restructuring, which amended guidance clarifying for creditors which restructured loans are considered TDR.  To qualify as a TDR, a creditor must separately conclude that the restructuring constitutes a concession and that the debtor is experiencing financial difficulty.  The amended guidance is effective for public companies for the first interim or annual period beginning on or after June 15, 2011, and should be applied retrospectively to the beginning of the annual period of adoption.  The Company adopted this guidance effective July 1, 2011.  The adoption did not have a material impact on the Company's consolidated financial statements.

In June 2011, FASB issued ASU No. 2011-05, Amendments to Topic 220, Comprehensive Income. Under the amendments in this ASU, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this ASU do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this ASU should be applied retrospectively. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption is permitted, because compliance with the amendments is already permitted. The amendments do not require any transition disclosures. The Company adopted this guidance effective September 30, 2011. The adoption did not have a material impact on the Company's consolidated financial statements.

In September 2011, FASB issued ASU No. 2011-09, Disclosures about an Employer's Participation in a Multiemployer Plan.  For employers that participate in multiemployer pension plans, this guidance requires an employer to provide additional quantitative and qualitative disclosures. The amended disclosures provide users with more detailed information about an employer's involvement in multiemployer pension plans.  For public entities, this guidance is effective for annual periods for fiscal years ending after December 15, 2011, which for the Company is December 31, 2011 and should be applied retrospectively for all prior periods presented.  Since the provisions of ASU 2011-09 are disclosure related, the Company's adoption of this guidance did not have an impact on its financial statements.

Reclassifications:  Certain amounts in the prior period financial statements have been reclassified, with no effect on net income or stockholders' equity, to be consistent with the current period classification.